SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2014 USD ($) tranche $ / shares	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,622		$ 1,597
Limited-Life Funds and Redeemable Fund Units	$ 1,724		1,559
Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 1,800
Number of tranches | tranche		3
Exchangeable price of BPY preferred units issued to QIA | $ / shares	$ 25.70
2021 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 600
2024 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 600
Exchangeable price of BPY preferred units issued to QIA | $ / shares		$ 600,000,000
2026 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 600
Exchangeable price of BPY preferred units issued to QIA | $ / shares		$ 600,000,000
Preferred equity held by third party investor in Manufactured Housing
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	$ 249		249
Percentage of annual return payable in monthly distributions	9.00%
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	$ 142		142
Preferred equity held by third party investor in BSREP II Vintage Estate Partners LLC
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	40		40
Real Estate
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	813		813
Subsidiary preferred shares and capital	530		505
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	142		142
Real Estate | Preferred equity held by third party investor in BSREP II Vintage Estate Partners LLC
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	40		40
Infrastructure
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	826		746
Corporate Activities
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units	$ 85		$ 0